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Supplement, Dated May 6, 2004
to Statement of Additional Information, Dated May 1, 2004

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   320 PARK AVENUE, NEW YORK, NEW YORK  10022

Mutual of America Investment Corporation modifies its Statement of Additional Information, dated May 1, 2004 by correcting the following Independent Directors' ages on page 16, which page contains description of the Fund's Directors and Officers.

Peter J. Flanagan     Age 73
Robert J. McGuire     Age 68
George J. Mertz       Age 76
Howard J. Nolan       Age 67